Regulatory and Agency Capital Requirements Minimum Required Regulatory Capital Ratios – Transition Requirements (Details)	Dec. 31, 2016	Dec. 31, 2015
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Conservation Buffer	0.625%
GSIB Surcharge	0.50%
Wells Fargo & Company [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Common Equity Required for Capital Adequacy to Risk Weighted Assets	5.625%	4.50%
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	7.125%	6.00%
Capital Required for Capital Adequacy to Risk Weighted Assets	9.125%	8.00%
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Wells Fargo Bank, NA [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Common Equity Required for Capital Adequacy to Risk Weighted Assets	5.125%	4.50%
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	6.625%	6.00%
Capital Required for Capital Adequacy to Risk Weighted Assets	8.625%	8.00%
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%